Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 1,592,855,622
Ending balance	1,678,043,055	$ 1,592,855,622
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	12,758,791	24,109,033
Transfers	1,028,078
Transfers		(2,748,105)
Recognition	9,117,604	34,827,160
Derecognition	(9,161,916)	(41,543,974)
Income (Loss)	516,392	3,911,790
Inflation Effect	(5,420,285)	(5,797,113)
Ending balance	8,838,664	12,758,791
Government securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	303,042	10,670,072
Transfers	720,774
Transfers		(2,617,950)
Recognition	2,403,032	27,958,069
Derecognition	(1,703,054)	(34,635,558)
Income (Loss)	(41,167)	1,381,483
Inflation Effect	45,181	(2,453,074)
Ending balance	1,727,808	303,042
Corporate Securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,747,930	379,876
Transfers	(115,844)	(186,587)
Recognition	1,129,266	5,811,807
Derecognition	(729,099)	(4,522,684)
Income (Loss)	47,218	150,677
Inflation Effect	(1,741,270)	(258,333)
Ending balance	338,201	1,747,930
Other financial assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	11,021,219
Ending balance	13,332,551	11,021,219
Other financial assets [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Recognition	5,585,306
Ending balance	5,585,306
Derivative financial instruments [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	2,440,882	1,912,183
Derecognition	(1,617,103)
Income (Loss)		1,036,317
Inflation Effect	(823,779)	(507,618)
Ending balance		2,440,882
Financial assets pledged as collateral [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	25,179,908
Ending balance	23,184,348	25,179,908
Financial assets pledged as collateral [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance		2,120,733
Transfers		316,742
Recognition		1,057,284
Derecognition		(2,385,732)
Income (Loss)		(244,960)
Inflation Effect		(230,583)
Ending balance
Investments in Equity Instruments [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	8,266,937	9,026,169
Transfers	423,148
Derecognition	(5,112,660)
Income (Loss)	510,341	1,588,273
Inflation Effect	(2,900,417)	(2,347,505)
Ending balance	$ 1,187,349	$ 8,266,937